Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 6,219,252	¥ 829,175